Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Changes In Fair Value Of Credit Derivative [Abstract]
Summary of Derivatives Carried at Fair Value
	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Derivatives carried at fair value	1,492	-	-